Total
Stralem Equity Fund
RISK/RETURN SUMMARY
Investment Objective
Stralem Equity Fund (the "Fund") seeks long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Stralem Equity Fund Stralem Equity Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed on shares held fewer than seven calendar days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stralem Equity Fund Stralem Equity Fund Shares
Management Fees	1.14%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.49%	[1]
Less: Management Fee Reductions and/or Expense Reimbursements	(0.52%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.97%	[1]
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratio of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[2]	Stralem & Company Incorporated (the "Adviser") has contractually agreed, until March 1, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.95% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such expenses and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 1, 2021, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") of Ultimus Managers Trust (the "Trust"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 1, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Stralem Equity Fund | Stralem Equity Fund Shares | USD ($)	99	366	712	1,688

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies with a market capitalization of $4 billion or greater. The Adviser selects securities of S&P 500® Index companies using a structural framework that forms the foundation of the Adviser's investment philosophy. This framework generally consists of investing in stocks in what the Adviser considers as two categories:

●	"Up Market" Companies: Companies that the Adviser believes are fundamentally solid growth companies. This category is comprised of three sub-categories of stocks that, in the Adviser's view, typically lead the market when the market is rising: New Industries, New Products and Dominant Firms.

●	"Down Market" Companies: Companies that the Adviser believes are strong cash flow companies. This category is comprised of two sub-categories of stocks that have, in the Adviser's opinion, historically preserved capital in a down market: Low Ratio of Price/Cash Flow and High Dividend Yield.

The Adviser adjusts the balance between Up Market Companies and Down Market Companies, and the balance among sub-categories in each category, depending on the Adviser's assessment of where the market lies with respect to the current market cycle. In general, the Adviser expects that at least half of the Fund's portfolio securities will be maintained in Up Market Companies.

By adjusting the allocation between Up Market and Down Market Companies during the phases of the market cycle, the Adviser seeks to grow capital in rising markets and preserve capital during declining markets.

The Adviser takes a bottom-up approach to stock selection and focuses most of its research efforts on security selection within the structural framework. The Adviser uses fundamental analysis and proprietary quantitative analytical tools to identify securities for acquisition or sale, determine sector and category weights and implement risk controls. When researching purchase candidates, the Adviser seeks to identify companies meeting certain criteria including: industry leadership, consistent earnings growth, predictable cash flows, above-average profit margins and strong balance sheets. Once a security is deemed a purchase candidate, it is ultimately selected based on its fit within the structural framework.

Principal Risks

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. In addition, there may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Mid-Capitalization Company Risk. Investing in mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Because mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of mid-capitalization companies may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Growth Investing Risk. Growth stocks, which can be priced on future expectations rather than current results, tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the earnings of their issuers and can be more volatile than the stock of more established issuers.

Dividend Investing Risk. Returns from dividend-paying stocks may underperform the returns from the overall stock market. To the extent the Fund invests in dividend-paying stocks, the Fund's performance may at times be better or worse than the performance of the mutual funds that focus on other types of stock strategies or have a broader investment style.

Management Style Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to its benchmark index or other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Performance Summary

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index. For periods prior to October 17, 2016, the performance shown below is for Stralem Equity Fund, a series of Stralem Fund (the "Predecessor Fund"). The Predecessor Fund reorganized into the Fund, effective October 17, 2016, the date the Fund commenced operations. How the Fund and the Predecessor Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-822-9555.

Annual Total Returns Years Ended December 31

*  The Fund's year-to-date return through December 31, 2019 is 22.99%.

Quarterly Returns During This Time Period

Highest:	13.74% (quarter ended March 31, 2019)
Lowest:	(10.48%) (quarter ended December 31, 2018)

Average Annual Total Returns (for periods ended December 31, 2019)
Average Annual Total Returns - Stralem Equity Fund	1 Year	5 Years	10 Years
Stralem Equity Fund Shares	22.99%	8.46%	10.21%
Stralem Equity Fund Shares | After Taxes on Distributions	18.23%	3.47%	7.00%
Stralem Equity Fund Shares | After Taxes on Distributions and Sales	17.03%	5.90%	7.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").